LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations	The components of long-term obligations at December 31 were as follows:

	2021	2020
Accrued royalties	$31,575	$33,218
Deferred revenue (note 15)	7,222	7,863
Finance lease liabilities	49	8
Other	3,962	4,557
	$42,808	$45,646